Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2024
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Valuation And Qualifying Accounts
Schedule I – Valuation and Qualifying Accounts

(In thousands of U.S. dollars)

	Column A	Column B	Column C	Column D	Column E
Description	Balance at beginning of period	Additions (charged to costs and expenses)	Deductions (write-offs and actual losses incurred)	Additions resulting from acquisitions	Balance at end of period
Year ended December 31, 2024:
Provisions for Losses on Long-Term Contracts (*)	95,450	34,975	19,577	—	110,848
Provisions for Claims and Potential Contractual Penalties and Others	3,661	2,946	562	—	6,045
Credit risk (**)	9,172	5,701	867	—	14,006
Valuation Allowance on Deferred Taxes	165,199	—	87,286	—	77,913

Year ended December 31, 2023:
Provisions for Losses on Long-Term Contracts (*)	80,962	38,560	24,072	—	95,450
Provisions for Claims and Potential Contractual Penalties and Others	2,557	1,244	140	—	3,661
Credit risk (**)	9,162	674	664	—	9,172
Valuation Allowance on Deferred Taxes	164,906	293	—	—	165,199

Year ended December 31, 2022:
Provisions for Losses on Long-Term Contracts (*)	89,509	20,944	33,102	3,611	80,962
Provisions for Claims and Potential Contractual Penalties and Others	2,343	385	171	—	2,557
Credit risk (**)	10,307	301	1,446	—	9,162
Valuation Allowance on Deferred Taxes	192,811	—	27,905	—	164,906

(*)    As of December 31, 2024, 2023 and 2022 an amount of $41,032, $34,820 and $16,900, respectively, is presented as a deduction from inventories. As of December 31, 2024, 2023 and 2022 an amount of $69,816, $60,630 and $64,062, respectively, is presented as part of other payables and accrued expenses.
(**) As of December 31, 2024, an amount of $8,483 and $5,523 is related to corporate customers and government customers, respectively.